Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Line Items]
Inventories	$ 218,715	$ 237,329
Production costs	648,068	575,896
NRV adjustments to inventory	12,300	(42,800)
Inventories, at net realisable value	125,500	48,200
Concentrate [member]
Disclosure of inventories [Line Items]
Inventories	11,582	12,891
Stockpile ore [member]
Disclosure of inventories [Line Items]
Inventories	16,209	31,964
Non-current inventories	9,500	18,400
Stockpile ore [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge	10,000
Stockpile ore [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge		6,000
Heap leach and in process [member]
Disclosure of inventories [Line Items]
Inventories	108,509	109,705
Non-current inventories	74,300	65,200
Heap leach and in process [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge		1,500
Heap leach and in process [member] | Manantial Espejo and Dolores mines [member]
Disclosure of inventories [Line Items]
Impairment charge	10,300
Dore and finished [member]
Disclosure of inventories [Line Items]
Inventories	35,054	36,864
Dore and finished [member] | Manantial Espejo mine [member]
Disclosure of inventories [Line Items]
Impairment charge	2,900
Dore and finished [member] | Manantial Espejo and Alamo Dorado mines [member]
Disclosure of inventories [Line Items]
Impairment charge		3,400
Materials and supplies [member]
Disclosure of inventories [Line Items]
Inventories	$ 47,361	$ 45,905